Schedule of Income Tax Benefit and Related Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current
Deferred	(2,588,000)	(4,149,000)
Total income tax provision (benefit)	(2,588,000)	(4,149,000)
Less: valuation allowance	2,588,000	4,149,000
Total Tax Provision